Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 325,000
Previously Paid Amount	0.00
Total Fee Amount	44.88
Total Offset Amount	0.00
Net Fee	44.88
Narrative - Max Aggregate Offering Price	$ 325,000
Final Prospectus	true